Change in Control Transaction - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended						2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended		0 Months Ended
	Jun. 15, 2010	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 15, 2010 Senior Secured Term Loan	Jun. 15, 2010 Seven Year Senior Secured Term Loan	Jun. 15, 2010 Five Year Senior Secured Term Loan	Jun. 15, 2010 Senior Secured Revolving Line Of Credit	Jun. 15, 2010 11.625% notes	Jun. 15, 2010 Non Interest Bearing Loan	Apr. 30, 2012 Affiliates of Advent	Apr. 30, 2012 Affiliates of GSC	Apr. 30, 2012 Members of management	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Jun. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Nov. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Apr. 30, 2012 TransUnion Holding Company, Inc.	Jun. 15, 2010 Pritzker
Business Acquisition [Line Items]
Merger Agreement, TransUnion Holding		Apr. 30, 2012
Aggregate purchase price		$ 1,592.7
Senior unsecured debt raised																													600.0
Percentage of share owned by shareholders											49.50%	49.50%	1.00%
Weighted-average useful life of identifiable intangible assets			21 years 2 months 12 days	21 years 2 months 12 days
Acquisition-related costs				36.5													0.4	20.9		20.9								15.2
Loan Fees incurred by Predecessor																				2.7
Outstanding common stock acquired	51.00%
Ownership percent of entity	0.85%																													48.15%
Senior Notes Issued Notes to investor	1,626.7					950.0	15.0		645.0	16.7
Debt instrument maturity period					7 years			5 years
Senior secured revolving line of credit								200.0
Repayment of bank debt	487.5													2.4		5.8	17.2			14.6	11.7	609.5	10.0			2.4	5.8	17.2
Debt instrument, fee amount									0
Stock-based compensation expense	20.7																	90.0	0.3
(Provision) benefit for income taxes	$ 7.5													$ (8.3)	$ (4.5)	$ (11.4)	$ (24.3)	$ 31.8		$ 11.5	$ (17.8)	$ (46.3)		$ 1.9	$ 2.2	$ 2.2	$ 2.7	$ (6.6)